Liquidity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Dec. 31, 2021
Liquidity [Line Items]
Net loss	$ (7,964,159)	$ (11,467,142)	$ (11,536,380)
Operating cash flows	34,000,000
Cash	2,184,920	1,250,281	16,718,102		$ 21,249,727
Working capital	10,300,000
Accounts receivable balance	$ 341,035	569,799
Accounts receivable, percentage	28.00%
Advances to supplier	$ 485,282	3,506,432
Advances to supplier percentage	76.00%
Cash and restricted cash	$ 2,200,000
Subsequent Event [Member]
Liquidity [Line Items]
Accounts receivable balance				$ 704,000
Variable Interest Entity, Primary Beneficiary [Member]
Liquidity [Line Items]
Net loss	(7,120,033)	$ (10,689,357)	$ (8,338,701)
Cash	2,100,000
Advances to supplier	$ 2,900,000